CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (311,116)	$ (376,421)	$ (166,635)
Other comprehensive income (loss):
Unrealized (loss) gain on marketable securities	(1,904)	(4,357)	2,333
Realized loss (gain) on marketable securities	2,560	(3,372)	(1,097)
Pension adjustments, net of taxes	6,698	(5,402)	(7,245)
Unrealized gain (loss) on qualifying cash flow hedging instruments	2,412	2,019	(3,559)
Realized (gain) loss on qualifying cash flow hedging instruments (note 15)	(1,435)	(5,566)	3,040
Foreign exchange gain on currency translation (note 15)	1,144
Other comprehensive income (loss)	9,475	(16,678)	(6,528)
Comprehensive loss	(301,641)	(393,099)	(173,163)
Less: Comprehensive loss (income) attributable to non-controlling interests	150,601	18,751	(100,761)
Comprehensive loss attributable to stockholders of Teekay Corporation	$ (151,040)	$ (374,348)	$ (273,924)